Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment
Schedule of property and equipment by type

Reconciliation of carrying amount:

	Machinery		Furniture
	and		and	IT		Leasehold
	equipment	Vehicles	fixtures	equipment	Facilities	improvements	Others	Total
Cost
As of December 31, 2019	1,257	121	2,353	7,272	80	10,034	7,234	28,351
Additions	146	—	1,365	4,612	38	4,239	422	10,822
Disposals	(37)	—	(114)	(1,289)	—	—	(934)	(2,374)
Business combination	625	186	325	2,300	5	205	—	3,646
As of December 31, 2020	1,991	307	3,929	12,895	123	14,478	6,722	40,445
Additions	453	—	759	56,290	112	1,381	1,083	60,078
Disposals	(67)	—	(222)	(432)	—	—	(415)	(1,136)
Business combination	10	—	65	413	—	50	—	538
As of December 31, 2021	2,387	307	4,531	69,166	235	15,909	7,390	99,925

Depreciation
As of December 31, 2019	(221)	(100)	(379)	(1,395)	(26)	(2,225)	(2,677)	(7,023)
Depreciation charge for the period	(136)	(26)	(327)	(2,279)	(9)	(2,391)	(2,284)	(7,452)
Depreciation of disposals	104	—	—	13	—	—	—	117
As of December 31, 2020	(253)	(126)	(706)	(3,661)	(35)	(4,616)	(4,961)	(14,358)
Depreciation charge for the period	(391)	(72)	(478)	(4,529)	(16)	(4,419)	(2,021)	(11,926)
Depreciation of disposals	32	—	26	185	1	—	—	244
As of December 31, 2021	(612)	(198)	(1,158)	(8,005)	(50)	(9,035)	(6,982)	(26,040)

Net book value
As of December 31, 2019	1,036	21	1,974	5,877	54	7,809	4,557	21,328
As of December 31, 2020	1,738	181	3,223	9,234	88	9,862	1,761	26,087
As of December 31, 2021	1,775	109	3,373	61,161	185	6,874	408	73,885